Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000089779
Account Value [Line Items]
Line Graph and Table Measure Name		13D Activist Fund
Accumulated Value	$ 9,426		$ 10,395	$ 12,333	$ 14,092	$ 13,419	$ 13,855	$ 20,646	$ 15,795	$ 16,615	$ 19,356	$ 19,971
C000089780
Account Value [Line Items]
Line Graph and Table Measure Name		13D Activist Fund
Accumulated Value	10,000		10,955	12,897	14,623	13,824	14,166	20,949	15,903	16,606	19,210	19,666
C000089781
Account Value [Line Items]
Line Graph and Table Measure Name		13D Activist Fund
Accumulated Value	10,000		11,063	13,156	15,068	14,389	14,896	22,242	17,055	17,992	21,018	21,738
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,444	13,480	15,662	15,029	15,362	22,280	17,577	19,561	24,679	27,186
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,444	13,480	15,662	15,029	15,362	22,280	17,577	19,561	24,679	27,186
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,444	13,480	15,662	15,029	15,362	22,280	17,577	19,561	24,679	27,186
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,547	13,942	16,066	14,638	14,695	21,701	16,602	18,085	22,925	25,391
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,547	13,942	16,066	14,638	14,695	21,701	16,602	18,085	22,925	25,391
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 11,547	$ 13,942	$ 16,066	$ 14,638	$ 14,695	$ 21,701	$ 16,602	$ 18,085	$ 22,925	$ 25,391